Document and Entity Information	Jan. 01, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 01, 2024
Entity Registrant Name	Lazard, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-32492
Entity Tax Identification Number	98-0437848
Entity Address Address Line 1	30 Rockefeller Plaza
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10112
City Area Code	212
Local Phone Number	632-6000
Entity Information Former Legal Or Registered Name	Lazard Ltd
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	LAZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001311370
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	Clarendon House
Entity Address Address Line 2	2 Church Street
Entity Address City Or Town	Hamilton
Entity Address Country	BM
Entity Address Postal Zip Code	HM 11